Equity Accounted Investees - Schedule of Equity Accounted Investees (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 21, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity-accounted investees [line items]
Less: Carrying value of 50% previously held interest in joint operation		$ 0.0	$ 0.0
Investment in associates		2.8	12.6
Total equity accounted investees		2.8	12.6
Share of results of equity investees, net of taxation		$ (2.3)	(53.6)	$ (32.6)
Profit on disposal of asset held for sale - Asanko Gold
Disclosure of equity-accounted investees [line items]
Interest in joint venture (in percent)	45.00%	45.00%
Aggregate continuing and discontinued operations
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation		$ (2.3)	(53.6)	(51.5)
Discontinued operations
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation		0.0	0.0	18.9
Earnings | Discontinued operations | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation		0.0	0.0	28.0
Impairment | Discontinued operations | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation		0.0	0.0	(46.9)
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Less: Carrying value of 50% previously held interest in joint operation		0.0	0.0
Share of results of equity investees, net of taxation		$ 0.0	$ (1.5)	$ (1.3)
Interest in joint venture (in percent)		0.00%	0.00%	40.00%
Profit on disposal of asset held for sale - Asanko Gold | Earnings
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation		$ 0.0	$ 0.0	$ 28.0
Profit on disposal of asset held for sale - Asanko Gold | Impairment
Disclosure of equity-accounted investees [line items]
Share of results of equity investees, net of taxation		0.0	0.0	(46.9)
Windfall Project
Disclosure of equity-accounted investees [line items]
Less: Carrying value of 50% previously held interest in joint operation		0.0	0.0
Share of results of equity investees, net of taxation		0.0	(47.5)	(28.4)
Other associates
Disclosure of equity-accounted investees [line items]
Investment in associates		2.8	12.6
Share of results of equity investees, net of taxation		$ (2.3)	$ (4.6)	$ (2.9)